Cash, cash equivalents and time deposits	6 Months Ended
Jun. 30, 2025
Disclosure of cash and time deposits [abstract]
Cash, cash equivalents and time deposits

17 Cash, cash equivalents and time deposits

(a) Cash, cash equivalents and time deposits comprise:

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000

Cash and cash equivalents	4,268,300	3,836,137
Time deposits	620,148	251,733

(b) Non-cash transactions

Non-cash investing and financing transactions incurred for the six months ended June 30, 2024 and 2025 mainly comprised the following:

(i)	Purchase of right-of-use assets included in lease liabilities amounting to RMB13.5 million and RMB 27.9 million for the six months ended June 30, 2024 and 2025, respectively.
(ii)	The Group transferred inventory to property and equipment amounting to RMB28.6 million for the six months ended June 30, 2025, there was no inventory transfer to property and equipment for the six months ended June 30, 2024.
(iii)	Purchase of property and equipment included in other payables and other non-current assets was RMB28.8 million for the six months ended June 30, 2025.